Administrative Expenses (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General administrative expenses
Information technology and communications		$ 92,264	$ 79,300	$ 69,933
Maintenance and repair of property and equipment		50,297	36,716	35,044
External advisory services and professional services fees		21,099	16,690	11,514
Surveillance and securities transport services		11,533	11,828	11,927
Office supplies		9,366	8,535	8,238
Insurance premiums		5,851	5,286	5,797
Expenses for short-term leases and low value	[1]	5,801
Energy, heating and other utilities		5,697	5,676	5,674
External service of financial information		5,461	4,787	4,510
Postal box, mail , postage and home delivery services		5,131	6,045	5,343
Legal and notary expenses		3,996	4,398	3,913
Representation and travel expenses		3,657	3,763	4,040
External service of custody of documentation		3,315	3,088	3,218
Other expenses of obligations for lease agreements	[1]	2,797
Donations		2,238	1,982	2,538
Office rental and equipment and ATM	[1]		34,773	33,017
Other general administrative expenses		5,227	8,591	6,905
Subtotal		233,730	231,458	211,611
Outsource services
Credit pre-evaluation		19,159	21,952	19,577
Data processing		10,129	8,562	12,330
External technological developments expenses		9,459	9,984	10,418
Certification and technology testing		7,460	6,823	6,532
Other		3,470	3,577	3,092
Subtotal		49,677	50,898	51,949
Board expenses
Board of Directors Compensation		2,509	2,511	2,505
Other Board expenses		194	298	458
Subtotal		2,703	2,809	2,955
Marketing expenses
Advertising		27,808	31,375	30,698
Subtotal		27,808	31,375	30,698
Taxes, payroll taxes and contributions
Contribution to the banking regulator		10,285	9,548	9,176
Real estate contributions		2,856	2,823	2,722
Patents		1,209	1,243	1,241
Other taxes		1,437	1,323	1,103
Subtotal		15,787	14,937	14,242
Total		$ 329,705	$ 331,477	$ 311,455

[1]	See Note No. 4 Adoption of IFRS 16 "Leases".